Revenue - Disaggregation of Revenue, Timing of Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 4,315	$ 750	$ 2,090
Transferred at a point in time – Licensing Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	4,315	0	527
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 0	$ 750	$ 1,563